Cover	May 04, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 4, 2021, Landsea Homes Corporation, a Delaware corporation (the “Company”), and its wholly owned subsidiary, Landsea Homes US Corporation, a Delaware corporation (“Buyer”), completed its acquisition (the “Acquisition”) of all the outstanding membership interests of Vintage Estate Homes, LLC, a Florida limited liability company (d/b/a Mercedes Premier Homes) (“Vintage Estate Homes”), a Florida- and Texas-based home builder, pursuant to that certain Membership Interest Purchase Agreement (the “Purchase Agreement”), dated April 27, 2021, by and among the Company, Buyer, Vintage Estate Homes, and the certain other individual selling parties thereto, for an aggregate cash purchase price of $54.6 million, subject to certain adjustments as further described in the Purchase Agreement. On May 4, 2021, the Company filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other things, the completion of the Acquisition and indicating that the Company intended to provide the required Item 9.01(a) Financial Statements of Business Acquired and Item 9.01(b) Pro Forma Financial Information through an amendment to the Original Form 8-K no later than 71 days from the date on which the Original Form 8-K was required to be filed. This Current Report on Form 8-K/A amends the Original Form 8-K to provide such financial statements and information.
Document Period End Date	May 04, 2021
Entity File Number	001-38545
Entity Registrant Name	LANDSEA HOMES CORPORATION
Entity Central Index Key	0001721386
Entity Tax Identification Number	82-2196021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	660 Newport Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	345-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LSEA
Security Exchange Name	NASDAQ
Warrants exercisable for Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants exercisable for Common Stock
Trading Symbol	LSEAW
Security Exchange Name	NASDAQ